S000004430 [Member] Expense Example - iShares Morningstar Mid-Cap Growth ETF - iShares Morningstar Mid-Cap Growth ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77